Equity Shares - Summary of Equity Shares Issued and Outstanding (Detail) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Equity shares of US$ 0.000625 par value each
Beginning balance, Number of shares	41,040,028	25,996,932
Issuance of new shares, Number of shares	6,493,506	14,915,542
Exercise of ESOPs, Number of shares	117,216	127,554
Ending balance, Number of shares	47,650,750	41,040,028
Beginning balance	₨ 1,773	₨ 1,076
Issuance of new shares	287	691
Exercise of ESOPs	5	6
Ending balance	₨ 2,065	₨ 1,773